Transactions with Related Parties (Details Narrative)	3 Months Ended		6 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 26, 2020 USD ($)	Aug. 26, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($)	Jun. 29, 2020
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 3,165,000	$ 44,623,000
Vessel operating expenses	$ 29,799,000	$ 29,836,000	62,321,000	59,673,000
General and Administrative Expense	5,422,000	6,293,000	10,479,000	10,247,000
Assets Held-for-sale, Not Part of Disposal Group	0		0						$ 77,831,000
Payments of Financing Costs			$ 1,204,000	(0)
N Shipmanagement Acquisition Corp. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date			Mar. 19, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000		$ 100,000,000
Debt Instrument, Term			2 years
Debt Instrument, Interest Rate, Stated Percentage	11.00%		11.00%
Debt Instrument, Frequency of Periodic Payment			quarterly
Proceeds from Lines of Credit			$ 47,200,000			$ 100,000,000
Payments of Financing Costs			1,165
N Shipmanagement Acquisition Corp. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit						$ 52,800,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 17,865,000		$ 17,865,000						15,424,000
Change In Interest Rate Due To Scheduled Amortization [Member] | N Shipmanagement Acquisition Corp. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.50%		12.50%
Navios Europe || [Member]
Related Party Transaction [Line Items]
Number of vessels acquired								14
Payments to Acquire Property, Plant, and Equipment								$ 145,550,000
Assets Held-for-sale, Not Part of Disposal Group									1,845,000
LR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Number of vessels acquired							2
MR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Number of vessels acquired							3
Containers [Member] | Navios Europe || [Member]
Related Party Transaction [Line Items]
Number of vessels acquired										7
Assets Held-for-sale, Not Part of Disposal Group	$ 0		$ 0						$ 75,920,000
Ballast Water Treatment System And Exhaust Gas Cleaning System [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 3,165,000	3,654,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Duration of agreement			2 years
Management Agreement [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Duration of agreement			2 years
Management Agreement [Member] | MR2 Product Tanker Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,800				$ 6,500
Management Agreement [Member] | LR1 Product Tanker Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			7,230				7,150
Management Agreement [Member] | LR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							7,230
Management Agreement [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			9,700				9,500
Management Agreement [Member] | Per Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 50.00
Annual increase in daily management fee	3.00%		3.00%
Management Agreement [Member] | Per Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 50.00
Management Agreement [Member] | Per Vessel [Member] | Navios Europe Inc [Member] | After January 1, 2022 [Member]
Related Party Transaction [Line Items]
Annual increase in daily management fee							3.00%
Management Agreement [Member] | MR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings							$ 6,800
Management Agreement [Member] | Container Vessel of 1,500 TEU up to 1,999 TEU [Member] | Navios Europe || [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 5,300
Management Agreement [Member] | Container Vessel of 2,000 TEU up to 3,450 TEU [Member] | Navios Europe || [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,100
Administrative services agreement with the Manager [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	$ 3,419,000	$ 2,985,000	$ 7,147,000	$ 5,987,000
Administrative services agreement with the Manager [Member] | LR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Number of vessels acquired							2
Administrative services agreement with the Manager [Member] | MR1 Product Tanker Vessel [Member] | Navios Europe Inc [Member]
Related Party Transaction [Line Items]
Number of vessels acquired							3
Administrative services agreement with the Manager [Member] | Containers [Member] | Navios Europe || [Member]
Related Party Transaction [Line Items]
Number of vessels acquired										7